COVID-19	12 Months Ended
Dec. 31, 2021
Description Of Covid 19 [Abstract]
COVID-19 [Text Block]

4. COVID-19

The COVID-19 pandemic has had a significant adverse impact on the Corporation's financial performance compared to pre-COVID levels.

In response to COVID-19, the Corporation implemented measures at the onset of the pandemic in early 2020 to mitigate its impact on the business, preserve cash, and strengthen the Corporation's overall liquidity. These measures included:

• Expense mitigation measures including pausing most hiring activity and significantly reducing discretionary spend and capital expenditures.

• Pursued government subsidy programs available to the Corporation in the jurisdictions in which the Corporation operates, most notably the Canada Emergency Wage Subsidy program ("CEWS"); refer to Note 6.

• Suspended future share buyback activity under the Normal Course Issuer Bid ("NCIB") and significantly reduced funding of the RSU plan.

Since the first quarter of 2021, the Corporation's business performance and associated transaction metrics started to experience sustained levels of improvement relative to the low point of the pandemic experienced in 2020. This improvement generally coincided with the rollout of vaccines globally and the curtailing of travel restrictions, particularly in the United States. As performance levels have improved, the Corporation has started to ease some of the spending restrictions put in place at the onset of the pandemic.

The duration and impact of the COVID-19 pandemic on future periods remains unknown. While some governments have started to relax COVID-19 restrictions that were originally put in place at the beginning of the pandemic and vaccine distributions have progressed over the last year, there remains uncertainty around when remaining government restrictions may be lifted, if additional restrictions may be put in place, the timing of distribution of the vaccines globally, the impacts of new variants, and if there are any lasting changes in consumer spending and travel behaviour. The COVID-19 pandemic, the measures taken by governments of countries affected and the resulting economic impact may continue to adversely affect the Corporation's financial performance, cash flows and financial position as well as that of its partners in future periods.